Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	80 Months Ended		95 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Without Sales Load [Member] | C000102309
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%		(0.25%)				1.11%
Without Sales Load [Member] | C000024293
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%		0.00%				1.35%
Without Sales Load [Member] | C000024292
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%		(0.25%)				1.11%
Without Sales Load [Member] | C000041650
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%		1.89%				1.23%
Without Sales Load [Member] | C000041649
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%		2.10%				1.42%
Without Sales Load [Member] | C000073542
Average Annual Return [Line Items]
Average Annual Return, Percent	4.79%		2.01%				1.38%
Without Sales Load [Member] | C000041652
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%		2.16%			1.84%
Without Sales Load [Member] | C000223873
Average Annual Return [Line Items]
Average Annual Return, Percent	10.36%	5.03%
Without Sales Load [Member] | C000223874
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%	5.34%
Without Sales Load [Member] | C000223872
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	5.07%
Without Sales Load [Member] | C000102307
Average Annual Return [Line Items]
Average Annual Return, Percent	7.66%		1.37%				1.48%
Without Sales Load [Member] | C000024286
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%		1.62%				1.75%
Without Sales Load [Member] | C000024285
Average Annual Return [Line Items]
Average Annual Return, Percent	7.76%		1.40%				1.49%
Without Sales Load [Member] | C000196700
Average Annual Return [Line Items]
Average Annual Return, Percent	9.89%		0.18%	1.68%
Without Sales Load [Member] | C000196701
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%		0.43%	1.94%
Without Sales Load [Member] | C000196702
Average Annual Return [Line Items]
Average Annual Return, Percent	9.94%		0.18%	1.74%
Without Sales Load [Member] | C000041646
Average Annual Return [Line Items]
Average Annual Return, Percent	4.81%		1.84%				1.17%
Without Sales Load [Member] | C000041645
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%		2.09%				1.40%
Without Sales Load [Member] | C000041648
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%		2.14%		2.07%
Without Sales Load [Member] | C000196703
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%		1.03%	0.84%
Without Sales Load [Member] | C000196704
Average Annual Return [Line Items]
Average Annual Return, Percent	3.58%		1.26%	1.27%
Without Sales Load [Member] | C000196705
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%		1.01%	0.98%
Without Sales Load [Member] | C000136573
Average Annual Return [Line Items]
Average Annual Return, Percent	3.61%		17.74%				3.24%
Without Sales Load [Member] | C000136574
Average Annual Return [Line Items]
Average Annual Return, Percent	2.82%		16.84%				2.47%
Without Sales Load [Member] | C000136571
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%		18.04%				3.51%
Without Sales Load [Member] | C000136572
Average Annual Return [Line Items]
Average Annual Return, Percent	3.67%		17.73%				3.23%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.04%)				1.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.04%)				1.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.04%)				1.64%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	13.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.04%)				1.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.04%)				1.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.04%)				1.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.04%)	1.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.04%)	1.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.04%)	1.34%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%		1.02%	2.13%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%		1.02%	2.13%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%		1.02%	2.13%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%		15.92%				12.98%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%		15.92%				12.98%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%		15.92%				12.98%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%		15.92%				12.98%
Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%		0.43%				1.93%
Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%		0.43%				1.93%
Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%		0.43%				1.93%
CBOE S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%	8.32%
CBOE S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%	8.32%
CBOE S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%	8.32%
ICE BofA ML 1-5 Year US Corporate/Government Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%		1.35%				1.69%
ICE BofA ML 1-5 Year US Corporate/Government Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%		1.35%				1.69%
ICE BofA ML 1-5 Year US Corporate/Government Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%		1.35%				1.69%
Lipper Multi-Sector Income Funds Average
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%		2.42%	2.79%
Lipper Multi-Sector Income Funds Average
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%		2.42%	2.79%
Lipper Multi-Sector Income Funds Average
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%		2.42%	2.79%
Bloomberg Municipal 1 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%		1.39%	1.60%
Bloomberg Municipal 1 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%		1.39%	1.60%
Bloomberg Municipal 1 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%		1.39%	1.60%
MSCI World Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%		12.76%				2.81%
MSCI World Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%		12.76%				2.81%
MSCI World Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%		12.76%				2.81%
MSCI World Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%		12.76%				2.81%